Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable represents insurance agency service fees or commission receivables on insurance products sold from insurance companies stated at net realizable values. The Group reviews its accounts receivable on a periodic basis to determine if the allowance for credit loss is adequate, and adjusts the allowance when necessary.

As of September 30, 2023 and 2024, the Company determined nil and RMB 191 allowances for credit losses were necessary for accounts receivable.

Accounts receivable, net consist of the following:

	As of September 30,
	2023	2024
Accounts receivable	—	36,467
Less: Allowance for credit losses	—	191
Total accounts receivable, net	—	36,276

Movements of allowance for credit losses are as follows:

	As of September 30,
	2023	2024
Opening balance	—	—
Acquisition of Alpha Mind	—	277
Recovery	—	(86)
Ending balance	—	191